Average Annual Total Returns - SA Schroders VCP Global Allocation Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	MSCI World Index (net) 1 Year	MSCI World Index (net) Since Inception	Blended Index 1 Year	Blended Index Since Inception	Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	0.58%	5.49%	Sep. 26, 2016	0.37%	6.24%	Jan. 25, 2016	15.90%	12.96%	13.98%	10.26%	9.89%	5.76%